Fair Value (Fair Value Measurements - Recurring Fair Value Inputs) (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Retained Interest [Member] Discounted Cash Flow [Member] Minimum [Member]	Dec. 31, 2013 Retained Interest [Member] Discounted Cash Flow [Member] Maximum [Member]
Fair value inputs, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate					5.30%	5.50%
Retained Interest, Fair Value Disclosure	$ 100	$ 154	$ 100	$ 154
Fair Value Inputs, Commercial Paper Rate					0.00%	0.10%